Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 401,000
Previously Paid Amount	0.00
Total Fee Amount	34.89
Total Offset Amount	0.00
Net Fee	34.89
Narrative - Max Aggregate Offering Price	$ 401,000
Final Prospectus	true